SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

13   SHARE BASED COMPENSATION

Share incentive plans

On February 1, 2014, TCTM adopted the 2014 Share Plan (the “2014 Plan”), pursuant to which TCTM was authorized to issue options, non-vested shares and non-vested share units to qualified employees, directors and consultants of the Company. The maximum aggregate number of shares which may be issued pursuant to all awards under the 2014 Plan, or the Award Pool, is 1,833,696, provided that the shares reserved in the Award Pool shall be increased on the first day of each fiscal year, commencing with January 1, 2015, if the unissued shares reserved in the Award Pool on such day account for less than 2% of the total number of shares issued and outstanding on a fully-diluted basis on December 31 of the immediately preceding fiscal year, as a result of which increase the shares unissued and reserved in the Award Pool immediately after each such increase shall equal 2% of the total number of shares issued and outstanding on a fully-diluted basis on December 31 of the immediately preceding fiscal year.

Share options

During the year ended December 31, 2021, the board of the directors of TCTM approved the grant of options to certain officers and employees to purchase 879,000 ordinary shares of TCTM at exercise prices ranging from US$0.00 to US$0.37 per share. These options vest over a period ranging between 1 and 2 years. The options have a contractual term of ten years.

During the year ended December 31, 2022, the board of the directors of TCTM approved the grant of options to certain officers and employees to purchase 1,166,980 ordinary shares of TCTM at exercise price of US$0.01 per share. These options vest over a period ranging between 0.00 and 10 years. The options have a contractual term of ten years.

13   SHARE BASED COMPENSATION (CONTINUED)

Share options (Continued)

During the year ended December 31, 2023, the board of the directors of TCTM approved the grant of options to certain officers and employees to purchase 200,000 ordinary shares of TCTM at exercise price of US$0.01 per share. These options vest within 1 year. The options have a contractual term of ten years.

A summary of share options activity for the year ended December 31, 2023 is as follows:

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Share	Exercise Price	Contractual	Intrinsic
	Options	US$	Years	Value US$
Outstanding at December 31, 2022	3,356,635	0.10	6.89	2,994
Granted	200,000	0.01	—	—
Exercised	(499,145)	0.01	—	—
Forfeited	(762,605)	0.20	—	—
Outstanding at December 31, 2023	2,294,885	0.07	5.16	448
Vested and expected to vest as of December 31, 2023	4,665,092	0.30	4.30	919
Exercisable as of December 31, 2023	2,275,775	0.37	5.15	444

The total intrinsic value of options exercised during the years ended December 31, 2021, 2022 and 2023 were RMB6,261, RMB2,543 and RMB711, respectively.

The Company calculated the fair value of the share options on the grant date using the Binomial option-pricing valuation model. The assumptions used in the valuation model are summarized in the following table.

	Year Ended December 31,
	2021	2022	2023
Expected volatility	73.76%-75.78%	75.77%-77.77%	77.77%
Expected dividends yield	0%	0%	0%
Exercise multiple	2.2-2.8	2.2-2.8	2.8
Risk-free interest rate per annum	1.09%-1.66%	1.66%-4.10%	4.10%
The fair value of underlying ordinary shares (per share)	US$0.20-US$2.92	US$0.36-US$1.13	US$0.92

The expected volatility was based on the historical volatilities of the Company and comparable publicly traded companies engaged in the similar industry.

No income tax benefit was recognized in the consolidated statements of comprehensive loss as the share-based compensation expense was not tax deductible.

13   SHARE BASED COMPENSATION (CONTINUED)

Share options (Continued)

The fair values of the options granted for the years ended December 31, 2021, 2022 and 2023 are as follows:

	Year Ended December 31,
	2021	2022	2023
	US$	US$	US$
Weighted average grant date fair value of option per share	0.82	0.92	0.92
Aggregate grant date fair value of options	720	1,079	184

As of December 31, 2023, there was approximately RMB706 of total unrecognized compensation cost related to unvested share options and the unrecognized compensation costs are expected to be recognized over a weighted average period of approximately 1.32 years.

Non-vested shares

On March 1, 2021, the board of directors of TCTM approved the grant of 69,355 non-vested shares to 1 independent director and 1 executive officer, of which the vesting period is one year. On April 9, 2021, the board of directors of TCTM approved the grant of 48,690 non-vested shares to 1 independent director and 1 executive director, of which the vesting period is one year.

On March 1, 2022, the board of directors of TCTM approved the grant of 50,000 non-vested shares to 1 former independent director, of which the vesting period is one year. On April 9, 2022, the board of directors of TCTM approved the grant of 337,170 non-vested shares to 1 independent director and 1 former independent director, of which the vesting period is one year.

On April 9, 2023, the board of directors of TCTM approved the grant of 115,050 non-vested shares to 1 independent director, of which the vesting period is one year.

A summary of the non-vested shares activity under the 2014 Share Plan for the year ended December 31, 2023 is summarized as follows:

	Number of Non-	Weighted Average
	vested Shares	Grant Date Fair Value
		US$
Outstanding as of December 31, 2022	144,920	4.38
Granted	115,050	0.66
Vested	(185,340)	2.22
Forfeited	(9,485)	9.50
Outstanding as of December 31, 2023	65,145	2.28

As of December 31, 2023, there was approximately RMB1,054 of total unrecognized compensation cost related to non-vested shares, which is expected to be recognized over a weighted average period of approximately 0.45 year. The total fair value of shares vested during the years ended December 31, 2021, 2022 and 2023 was RMB5,930, RMB3,358 and RMB2,916, respectively.